COMMITMENTS AND LEASES	12 Months Ended
Jan. 02, 2021
Leases [Abstract]
COMMITMENTS AND LEASES
NOTE 7. COMMITMENTS AND LEASES
Supplemental cost information related to leases is shown below.

(In millions)	2020	2019
Operating lease costs	$63.1	$65.4
Lease costs related to finance leases were not material in 2020 or 2019.

Supplemental balance sheet information related to leases is shown below.

(In millions)	Balance Sheet Location	2020	2019
Assets
Operating	Other assets	$161.3	$138.1
Finance (1)	Property, plant and equipment, net	38.2	36.1
Total leased assets		$199.5	$174.2
Liabilities
Current:
Operating	Other current liabilities	$44.3	$41.4
Finance	Short-term borrowings and current portion of long-term debt and finance leases	5.6	4.5
Non-current:
Operating	Long-term retirement benefits and other liabilities	116.0	98.9
Finance	Long-term debt and finance leases	22.9	24.0
Total lease liabilities		$188.8	$168.8

(1)	Finance lease assets are net of accumulated amortization of $8.3 million and $5.7 million as of January 2, 2021 and December 28, 2019, respectively.

Supplemental cash flow information related to leases is shown below.

(In millions)	2020	2019
Cash paid for amounts included in the measurement of operating lease liabilities	$54.9	$53.1
Operating lease assets obtained in exchange for operating lease liabilities	48.4	32.6
Cash flows related to finance leases were not material in 2020 or 2019.
Weighted average remaining lease term and discount rate information related to leases as of January 2, 2021 is shown below.

2020
Weighted average remaining lease term (in years):
Operating	6.2
Finance	3.2
Weighted average discount rate (percentage):
Operating	4.3%
Finance	2.9
Operating and finance lease liabilities by maturity date from January 2, 2021 are shown below.

(In millions)	Operating Leases	Finance Leases
2021	$47.9	$14.1
2022	34.7	5.5
2023	25.4	4.8
2024	19.5	4.5
2025	15.3	1.3
2026 and thereafter	40.8	.1
Total lease payments	183.6	30.3
Less: imputed interest	(23.3)	(1.8)
Present value of lease liabilities	$160.3	$28.5
As of January 2, 2021, we had no significant operating or finance leases that had not yet commenced.
In the first quarter of 2019, we adopted accounting guidance that requires lessees to recognize on their balance sheets the rights and obligations created by leases. We elected to apply this guidance using a modified retrospective approach.
Rent expense for operating leases was approximately $66 million in 2018.